Insurance Reserves (Tables)	12 Months Ended
Dec. 31, 2011
Recorded Liabilities And The Major Assumptions Underlying Future Policy Benefits

The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

(Amounts in millions)	Mortality/ morbidity assumption	Interest rate assumption	2011	2010
Long-term care insurance contracts	(a)	4.5% - 7.5%	$14,773	$13,434
Structured settlements with life contingencies	(b)	2.0% - 8.5%	9,503	9,593
Annuity contracts with life contingencies	(b)	2.0% - 8.5%	4,907	4,889
Traditional life insurance contracts	(c)	2.5% - 7.5%	2,730	2,676
Supplementary contracts with life contingencies	(b)	2.0% - 8.5%	255	258
Accident and health insurance contracts	(d)	3.5% - 7.0%	7	55

Total future policy benefits			$32,175	$30,905

(a)	The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)	Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)

Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Tables, 1980 Commissioner’s Extended Term table and (IA) Standard Table 1996 (modified).

(d)

The 1958 and 1980 Commissioner’s Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality and the 1959 Accidental Death Benefits Table, or 1964 Commissioners Disability Table, or 1956 Intercompany Hospital Table or 1972 TNW Major Medical Male-Female Table and company experience.

Recorded Liabilities For Policyholder Account Balances

The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)	2011	2010
Annuity contracts	$13,353	$13,126
GICs, funding agreements and FABNs	2,623	3,717
Structured settlements without life contingencies	2,195	2,317
Supplementary contracts without life contingencies	671	573
Other	38	39

Total investment contracts	18,880	19,772
Universal life insurance contracts	7,465	7,206

Total policyholder account balances	$26,345	$26,978

Total Account Values, Net Of Reinsurance, With Death Benefit And Living Benefit Guarantees

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)	2011	2010
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$2,802	$3,049
Net amount at risk	$67	$37
Average attained age of contractholders	70	70
Enhanced death benefits (step-up, roll-up, payment protection) account value	$4,038	$4,658
Net amount at risk	$428	$301
Average attained age of contractholders	69	69
Account values with living benefit guarantees:
GMWBs	$4,068	$4,500
Guaranteed annuitization benefits	$1,462	$1,627

Account Balances Of Variable Annuity Contracts With Living Benefit Guarantees Were Invested In Separate Account Investment Options

Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)	2011	2010
Balanced funds	$3,770	$4,162
Equity funds	958	1,028
Bond funds	758	849
Money market funds	30	51
Other	14	37

Total	$5,530	$6,127